[LOGO]
[THE HARTFORD]

May 5, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

Attention: Division of Investment Management

Re:	Exhibit A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.                                                   The Prospectus and Statement of Additional Information, reflected in Exhibit A, that would have been filed on behalf of the Registrant under paragraph (c) under this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.                                                   The text of the Registrant’s most recent post-effective amendments has been filed electronically with the Securities and Exchange Commission on April 22, 2011.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 843-1971.

Very truly yours,

/s/ Kathleen Schwartz

Kathleen Schwartz
Legal Specialist

Exhibit A

Hartford Life Insurance Company Separate Account Three
File No. 333-119414	The Director M
File No. 333-119422	The Director M Plus

Hartford Life Insurance Company Separate Account Seven
File No. 333-69475	Hartford Leaders Series I/IR

Hartford Life Insurance Company Separate Account Two
File No. 333-101923	The Director Series VIII/VIIIR
File No. 333-69485	The Director Series VII/VIIR

Hartford Life Insurance Company Separate Account Ten
File No. 333-69439	PHCM Series VI/VIR

Hartford Life and Annuity Insurance Company Separate Account Three
File No. 333-119418	The Director M
File No. 333-119420	The Director M Edge
File No. 333-119416	The Director M Plus
File No. 333-119421	The Director M Outlook

Hartford Life and Annuity Insurance Company Separate Account Seven
File No. 333-101943	Hartford Leaders Edge Series II/IIR/III
File No. 333-101949	Hartford Leaders Plus Series II/IIR/III
File No. 333-101955	Hartford Leaders Outlook Series II/IIR/III
File No. 333-76419	Hartford Leaders Series I/IR
File No. 333-91921	Hartford Leaders Plus Series I/IR
File No. 333-40410	Hartford Leaders Outlook Series I/IR

Hartford Life and Annuity Insurance Company Separate Account One
File No. 333-101924	The Director Series VIII/VIIIR
File No. 333-101945	The Director Plus Series II/IIR
File No. 333-101951	The Director Outlook Series II/IIR
File No. 333-69487	The Director Series VII/VIIR
File No. 333-91933	The Director Plus Series I/IR
File No. 333-39620	The Director Outlook Series I/IR

Hartford Life and Annuity Insurance Company Separate Account Ten
File No. 333-69429	PHCM Series VI/VIR